UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	9/30/2006

Item 1 – Reports to Stockholders

ANNUAL REPORT

SEPTEMBER 30, 2006

CASH ACCUMULATION TRUST/

NATIONAL MONEY MARKET FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

November 15, 2006

Dear Shareholder:

We hope you find the annual report for the National Money Market Fund informative and useful. As a National Money Market Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust/National Money Market Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the National Money Market Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 9/30/06
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
National Money Market Fund	4.86%	$1.00	50 Days	$180.7
iMoneyNet, Inc. Prime Retail Universe Average*	4.53%	N/A	45 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 26, 2006, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 27, 2005, to September 26, 2006, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2006.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/National Money Market Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Another year dominated by rising short-term rates in the United States

The Fund’s seven-day current yield rose during its fiscal year that began October 1, 2005, as a trend toward higher short-term interest rates continued in the United States. Throughout this time the Fund remained invested in a diversified portfolio of high-quality, short-term debt securities of corporations, banks, and federal agencies that spanned the full range of money market maturities. Our strategy allowed the Fund the flexibility to take advantage of attractive investment opportunities that became available as short-term rates increased.

The target for the federal funds rate on overnight loans between banks had already been raised 11 times prior to the start of the reporting period as part of the latest effort by the Federal Reserve (the Fed) to curb economic growth and inflation by gradually increasing borrowing costs. During the reporting period, inflationary pressures rose to an unacceptably high level, according to a key inflation gauge favored by Fed policymakers. Not surprisingly, the target rate was increased another six times in quarter-percentage-point increments, raising it from 3.75% to 5.25%.

Favored debt securities that matured near time of Fed meetings

The Fed’s policy-setting committee meets roughly every six weeks. The timing of these meetings continued to play a key role in our strategy. Purchasing debt securities that matured around Fed meeting dates allowed us to reinvest their proceeds at higher interest rates after monetary policy was tightened. We also took advantage of seasonal investment opportunities that occur in December primarily as banks and corporations, looking to borrow money over year-end, issue short-term debt securities with relatively attractive yields. During that month we purchased debt securities that matured in approximately 90 days.

Shift in Fund strategy after the Fed stopped raising short-term rates

Economic growth began to slow, particularly in the housing sector, during the spring of 2006, and energy prices declined in the summer. These developments eased inflation concerns to the extent that the Fed held short-term rates steady in August and September. Consequently, money market yields began to edge lower late in the reporting period. Under these market conditions, we found attractive value among bank certificates of deposit and commercial paper maturing in roughly six months. Locking in yields on these debt securities made sense, particularly if the Fed has finished tightening monetary policy for this interest-rate cycle.

Fund exposure to variable-rate securities gradually declined

For much of the reporting period, the Fund had a large exposure to debt securities whose interest rates reset at specified intervals according to formulas tied to either the

4

one- or three-month London interbank offered rates. There was strong investor demand for them as their interest rates reset to higher levels. However, the Fund’s exposure gradually declined to 29% of its holdings as proceeds from maturing variable-rate securities were reinvested in fixed-rate debt securities.

Toward the end of the reporting period, the Fund invested in federal agency securities with stated maturities of one year that could be retired early (or called) by their issuers in either one, three, or six months if interest rates declined enough to warrant such a move. These callable debt securities provided attractive yields in order to compensate investors for this early maturity option. This shift toward callable federal agency securities lengthened the Fund’s weighted average maturity (WAM) until it was longer than that of the average comparable portfolio late in the reporting period. WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio.

Cash Accumulation Trust/National Money Market Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2006, at the beginning of the period, and held through the six-month period ended September 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

6

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/National Money Market Fund	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,023.50	0.59%	$2.99

Hypothetical	$1,000.00	$1,022.11	0.59%	$2.99

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2006, and divided by the 365 days in the Fund’s fiscal year ended September 30, 2006 (to reflect the six-month period).

Cash Accumulation Trust/National Money Market Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2006

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 2.9%
$3,000	Rabobank Nederland NV 4.758%, 11/28/06	$3,000,026
1,300	State Street Bank & Trust 5.36%, 12/15/06(a)	1,299,952
1,000	Toronto Dominion Bank 5.075%, 3/23/07	999,114

		5,299,092

Commercial Paper 64.6%
6,000	Bank of America Corp. 5.20%, 3/22/07(b)	5,850,933
3,760	Barton Capital Corp., 144A 5.31%, 10/20/06(b)	3,749,463
8,500	BASF AG, 144A 5.28%, 11/10/06(b)	8,450,133
9,000	CAFCO LLC, 144A 5.27%, 11/16/06(b)	8,939,395
9,000	Citigroup Funding, Inc. 5.31%, 10/6/06(b)	8,993,362
9,000	DaimlerChrysler Rev. Auto 5.27%, 10/18/06(b)	8,977,602
4,000	DNB Nor Bank ASA 5.22%, 3/21/07(b)	3,900,820
3,000	Edison Asset Securitization LLC, 144A 5.36%, 11/1/06(b)	2,986,153
2,000	Falcon Asset Securitization Corp., 144A 5.27%, 10/17/06(b)	1,995,316
7,000	5.265%, 10/20/06(b)	6,980,549
9,000	ING America Insurance Holdings, Inc. 5.29%, 10/20/06(b)	8,974,872
9,000	Irish Life & Permanent PLC, 144A 5.35%, 10/23/06(b)	8,970,575
2,127	National Rural Utilities Cooperative Finance Corp. 5.29%, 11/7/06(b)	2,115,436
1,250	Norddeutsche Landesbank, 144A 5.30%, 10/17/06(b)	1,247,056
7,339	Old Line Funding Corp., 144A 5.265%, 11/8/06(b)	7,298,214
2,000	Park Granada LLC, 144A 5.28%, 10/26/06(b)	1,992,667

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	9

Portfolio of Investments

as of September 30, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$7,000	Prudential PLC, 144A 5.25%, 12/12/06(b)	$6,926,500
1,500	5.26%, 12/14/06(b)	1,483,782
9,000	Sheffield Receivables Corp., 144A 5.26%, 10/27/06(b)	8,965,810
4,000	Swiss Re Financial Product, 144A 5.27%, 12/6/06(b)	3,961,353
3,000	Tulip Funding Corp., 144A 5.30%, 10/27/06(b)	2,988,517
1,000	Windmill Funding Corp., 144A 5.27%, 10/6/06(b)	999,268

		116,747,776

Other Corporate Obligations 30.5%
4,000	American Express Credit Corp., M.T.N. 5.43%, 10/5/07(a)	4,001,049
8,000	General Electric Capital Corp. 5.455%, 7/9/07(a)	8,002,427
3,100	HSBC Finance Corp., M.T.N. 5.32%, 10/5/07(a)	3,100,000
8,000	Merrill Lynch & Co., Inc., M.T.N. 5.58%, 7/11/07(a)	8,000,000
7,925	Morgan Stanley, M.T.N. 5.35%, 10/3/07(a)	7,925,000
8,000	Nordea Bank AB, 144A 5.34%, 10/11/07(a)	8,000,000
5,000	Paccar Financial Corp., M.T.N. 5.33%, 10/12/07(a)	5,000,000
3,100	Regions Bank 2.90%, 12/15/06(a)	3,083,983
8,000	Skandinaviska Enskilda Banken AB, 144A 5.33%, 10/16/07(a)	8,000,000

		55,112,459

U.S. Government Agency 4.0%
7,260	Federal Home Loan Bank 5.32%, 10/9/07	7,256,492

	Total Investments 102.0% (amortized cost $184,415,819)(c)	184,415,819
	Liabilities in excess of other assets (2.0%)	(3,668,873)

	Net Assets 100%	$180,746,946

See Notes to Financial Statements.

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(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The following annotations have been used in the Portfolio:

M.T.N. –– Medium Term Note.

144A –– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 was as follows:

Financial Services	25.5%
Commercial Banks	18.4
Asset Backed Securities	18.2
Security Brokers & Dealers	15.4
Insurance	9.6
Automotive	5.0
Chemicals	4.7
Federal Credit Agencies	4.0
Electric	1.2

102.0
Liabilities in excess of other assets	(2.0)

Total	100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	11

Statement of Assets and Liabilities

as of September 30, 2006

Assets
Investments, at amortized cost which approximates market value	$184,415,819
Cash	437
Receivable for Fund shares sold	3,518,673
Interest receivable	354,474
Prepaid expenses	30,327

Total assets	188,319,730

Liabilities
Payable for Fund shares reacquired	6,922,524
Accrued expenses	424,728
Dividends payable	146,965
Management fee payable	59,892
Distribution fee payable	15,357
Deferred trustees’ fees	1,768
Transfer agent fee payable	1,550

Total liabilities	7,572,784

Net Assets	$180,746,946

Net assets were comprised of:
Shares of beneficial interest at par, at $.00001 par value	$1,807
Paid-in capital in excess of par	180,745,139

Net assets, September 30, 2006	$180,746,946

Net asset value, offering price and redemption price per share ($180,746,946 ÷ 180,746,946 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended September 30, 2006

Net Investment Income
Income
Interest	$9,382,455

Expenses
Management fee	772,791
Distribution fee	198,151
Custodian’s fees and expenses	75,000
Legal fees and expenses	40,000
Reports to shareholders	36,000
Transfer agent’s fees and expenses (including affiliated expense of $24,400)	25,000
Trustees’ fees	16,000
Audit fee	15,000
Registration fees	10,000
Insurance	8,000
Miscellaneous	12,085

Total expenses	1,208,027

Net investment income	8,174,428

Realized Gain On Investments
Net realized gain on investment transactions	2,662

Net Increase In Net Assets Resulting From Operations	$8,177,090

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	13

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
Decrease In Net Assets
Operations
Net investment income	$8,174,428	$6,394,676
Net realized gain on investment transactions	2,662	8,891

Net increase in net assets resulting from operations	8,177,090	6,403,567

Dividends and distributions (Note 1)	(8,177,090)	(6,403,567)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	1,638,297,423	2,275,742,818
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	8,274,454	6,409,365
Cost of shares reacquired	(1,679,900,344)	(2,402,366,168)

Net decrease in net assets from Fund share transactions	(33,328,467)	(120,213,985)

Total decrease	(33,328,467)	(120,213,985)

Net Assets
Beginning of year	214,075,413	334,289,398

End of year	$180,746,946	$214,075,413

See Notes to Financial Statements.

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Notes to Financial Statements

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund (the “Fund”) and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Cash Accumulation Trust/National Money Market Fund	15

Notes to Financial Statements

Cont’d

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the Fund level.

Federal Income Taxes: For federal income tax purposes, each series in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses, if any, as dividends to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund’s average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate was .39 of 1% for the year ended September 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distribution and tax Information

For the years ended September 30, 2006 and 2005, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $8,177,090 and $6,403,567, respectively, was ordinary income for federal income tax purposes.

Cash Accumulation Trust/National Money Market Fund	17

Notes to Financial Statements

Cont’d

As of September 30, 2006, the accumulated undistributed earnings on a tax basis was $148,733 of ordinary income (includes timing difference of $146,965 for dividends payable).

Note 5. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

SEPTEMBER 30, 2006	ANNUAL REPORT

Cash Accumulation Trust/National Money Market Fund

Financial Highlights

Year Ended September 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.04
Dividends and distributions to shareholders	(.04)

Net asset value, end of year	$1.00

Total Return(a)	4.20%
Ratios/Supplemental Data:
Net assets, end of year (000)	$180,747
Average net assets (000)	$198,151
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61%
Expenses, excluding distribution and service (12b-1) fees	.51%
Net investment income	4.13%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Year Ended September 30,
2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.02	.01	.01	.02
(.02)	(.01)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00

2.11%	0.57%	0.74%	1.67%

$214,075	$334,289	$281,817	$337,830
$311,944	$330,248	$296,479	$350,387

.67%	.66%	.69%	.65%
.57%	.56%	.59%	.55%
2.05%	.59%	.74%	1.62%

See Notes to Financial Statements.

Cash Accumulation Trust/National Money Market Fund	21

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Cash Accumulation Trust—National Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Cash Accumulation Trust—National Money Market Fund (one of the portfolios constituting Cash Accumulation Trust, hereafter referred to as the “Fund”), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended September 30, 2004, were audited by another independent registered public accounting firm whose report dated November 17, 2003, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 27, 2006

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Tax Information

(Unaudited)

The fund intends to designate 98.70% of the ordinary income dividends as qualified interest income (QII) under the American Jobs Creation Act of 2004.

For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate IRS Form 1099-DIV and/or 1099 INT or substitute forms.

Cash Accumulation Trust/National Money Market Fund	23

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Cash Accumulation Trust/National Money Market Fund (the “Fund”) is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended, (the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (54), Trustee since 2005(3) Oversees 82 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (72), Trustee since 2003(3) Oversees 86 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000 - May 2000), Chairman (January 1999 - December 1999), Chairman and Chief Executive Officer (January 1998 - December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (72), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (67), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001- June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (63), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc.; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (67), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

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Stephen G. Stoneburn (63), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Trustee since 1999(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Trustees(1)

Judy A. Rice (58), President since 2003 and Trustee since 2000(3) Oversees 81 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (59), Vice President and Trustee since 1997(3) Oversees 158 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of American Skandia Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (53), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (48), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Cash Accumulation Trust/National Money Market Fund	25

Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Jack Benintende (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; formerly Senior Manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994 through June 2000).

Andrew R. French (43), Assistant Secretary since October 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since October 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

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†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Cash Accumulation Trust/National Money Market Fund	27

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Cash Accumulation Trust oversees the management of the National Money Market Fund (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Cash Accumulation Trust/National Money Market Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of National Money Market Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year periods ending December 31 in relation to the group of comparable funds in a Peer Universe. The Board further noted that the Fund had achieved performance that was in the second quartile over the 10-year period. The Board concluded that the Fund’s performance was satisfactory.

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Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Board considered that the Fund’s management fee ranked in the third quartile in its Peer Group, but was only 2.7 basis points above the Peer Group median fee. The Board concluded that in light of the Fund’s strong performance, the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Cash Accumulation Trust/National Money Market Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/National Money Market Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/National Money Market Fund
NASDAQ	NMMXX
CUSIP	147541106

MF178E    IFS-A126707    Ed. 11/2006

ANNUAL REPORT

SEPTEMBER 30, 2006

CASH ACCUMULATION TRUST/

LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

November 15, 2006

Dear Shareholder:

We hope you find the annual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund (the Fund) is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 9/30/06
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	5.36%	$1.00	59 Days	$2,121.3
iMoneyNet, Inc. Prime Retail Universe Average*	4.53%	N/A	45 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 26, 2006, the closest date to the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 27, 2005, to September 26, 2006, the closest dates to the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2006.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Cash Accumulation Trust/Liquid Assets Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Another year dominated by rising short-term rates in the United States

The Fund’s seven-day current yield rose during its fiscal year that began October 1, 2005, as a trend toward higher short-term interest rates continued in the United States. Throughout this time the Fund remained invested in a diversified portfolio of high-quality, short-term debt securities of corporations, banks, and federal agencies that spanned the full range of money market maturities. Our strategy allowed the Fund the flexibility to take advantage of attractive investment opportunities that became available as short-term rates increased.

The target for the federal funds rate on overnight loans between banks had already been raised 11 times prior to the start of the reporting period as part of the latest effort by the Federal Reserve (the Fed) to curb economic growth and inflation by gradually increasing borrowing costs. During the reporting period, inflationary pressures rose to an unacceptably high level, according to a key inflation gauge favored by Fed policymakers. Not surprisingly, the target rate was increased another six times in quarter-percentage-point increments, raising it from 3.75% to 5.25%.

Favored debt securities that matured near the time of Fed meetings

The Fed’s policy-setting committee meets roughly every six weeks. The timing of these meetings continued to play a key role in our strategy. Purchasing debt securities that matured around Fed meeting dates allowed us to reinvest their proceeds at higher interest rates after monetary policy was tightened. We also took advantage of seasonal investment opportunities that occur in December primarily as banks and corporations, looking to borrow money over year-end, issue short-term debt securities with relatively attractive yields. During that month we purchased debt securities that matured in approximately 90 days.

Shift in Fund strategy after the Fed stopped raising short-term rates

Economic growth began to slow, particularly in the housing sector, during the spring of 2006, and energy prices declined in the summer. These developments eased inflation concerns to the extent that the Fed held short-term rates steady in August and September. Consequently, money market yields began to edge lower late in the reporting period.

Under these market conditions, we found attractive value among bank certificates of deposit and commercial paper maturing in roughly six months. Investing in these securities eventually lengthened the Fund’s weighted average maturity (WAM) until it was longer than that of the average comparable portfolio late in the reporting period. WAM, which is expressed in days, takes into account the maturity and quantity of each security held in a portfolio. Locking in yields on these debt securities made sense, particularly if the Fed has finished tightening monetary policy for this

4

interest-rate cycle. In order to enhance the Fund’s yield, we also invested in federal agency securities with stated maturities of one year that could be retired early (or called) by their issuers in either one, three, or six months if interest rates declined enough to warrant such a move. These callable debt securities provided attractive yields in order to compensate investors for this early maturity option.

Continued emphasis on variable-rate securities a positive for Fund

We maintained the Fund’s considerable exposure to debt securities whose interest rates reset at specified intervals according to formulas tied to either the one- or three-month London interbank offered rates. There was strong investor demand for these securities as their interest rates reset to higher levels. At the end of the reporting period, they accounted for roughly 42% of the Fund’s holdings.

Cash Accumulation Trust/Liquid Assets Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2006, at the beginning of the period, and held through the six-month period ended September 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which

6

is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.87	0.04%	$0.20

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2006, and divided by the 365 days in the Fund’s fiscal year ended September 30, 2006 (to reflect the six-month period).

Cash Accumulation Trust/Liquid Assets Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2006

Principal Amount (000)	Description	Value (Note 1)

CERTIFICATES OF DEPOSIT 18.3%
$49,000	Bank of America NA 5.29%, 8/23/07	$49,000,000
	Barclays Bank PLC NY
25,000	5.28%, 4/4/07	24,996,911
30,000	5.28%, 4/5/07	29,996,700
	HBOS Treasury Services PLC
25,000	5.32%, 4/27/07	25,000,000
	M&I Marshall & Ilsley Bank
40,000	5.54%, 10/2/06	40,000,025
	National City Bank
30,000	5.37%, 3/2/07	30,002,124
	Nordea Bank Finland PLC
25,000	5.27%, 4/26/07	25,000,000
	Rabobank Nederland NV
10,000	4.76%, 11/28/06	10,000,086
	Skandinaviska Enskilda Banken AB
25,000	5.29%, 4/4/07	24,998,156
	SunTrust Banks, Inc.
25,000	5.28%, 10/2/06	25,000,000
15,000	5.28%, 2/9/07	14,999,472
20,000	5.30%, 5/1/07	19,999,813
45,000	5.29%, 6/5/07	45,000,000
	Unicredito Italiano S.P.A
25,000	5.31%, 11/27/06	25,000,000

		388,993,287

COMMERCIAL PAPER 49.9%
	Alliance & Leicester PLC, 144A
29,000	5.34%, 12/4/06(b)	28,724,693
	Amsterdam Funding Corp., 144A
10,000	5.27%, 10/5/06(b)	9,994,144
22,000	5.27%, 10/16/06(b)	21,951,692
	Bank of America Corp.
23,762	5.25%, 12/29/06(b)	23,453,472
9,000	5.20%, 3/22/07(b)	8,776,400
	Cafco LLC, 144A
64,170	5.27%, 11/16/06(b)	63,737,886
	Caisse Nationale Des Caisses Depar, 144A
1,000	5.33%, 10/23/06(b)	996,743

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of September 30, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Citigroup Funding , Inc.
$25,000	5.31%, 10/6/06(b)	$24,981,563
15,000	5.25%, 12/4/06(b)	14,860,000
25,000	5.27%, 12/11/06(b)	24,740,406
	Daimlerchrysler Rev Auto
19,395	5.27%, 10/18/06(b)	19,346,733
25,000	DNB Nor Bank ASA 5.22%, 3/21/07(b)	24,380,125
25,194	Falcon Asset Securitization Corp., 144A 5.27%, 10/13/06(b)	25,149,743
10,000	5.27%, 10/16/06(b)	9,978,042
36,720	5.27%, 10/17/06(b)	36,633,994
10,333	5.27%, 10/20/06(b)	10,304,287
22,000	General Electric Capital Corp. 5.03%, 10/23/06(b)	21,932,374
34,000	ING America Insurance Holdings, Inc. 5.29%, 10/20/06(b)	33,905,074
11,000	5.27%, 11/27/06(b)	10,908,214
28,771	Irish Life & Permanent PLC, 144A 5.35%, 10/23/06(b)	28,676,935
5,000	5.27%, 12/11/06(b)	4,948,032
29,300	5.27%, 12/18/06(b)	28,965,443
26,000	Long Lane Master Trust, 144A 5.28%, 10/26/06(b)	25,904,667
3,739	National Rural Utilities Corp. 5.29%, 11/7/06(b)	3,718,671
49,000	Nestle Capital Corp, 144A 5.18%, 8/10/07(b)	46,795,306
15,000	Nyala Funding LLC, 144A 5.32%, 11/15/06(b)	14,900,250
32,292	Old Line Funding, 144A 5.26%, 11/8/06(b)	32,112,537
17,000	Park Granada LLC, 144A 5.28%, 10/26/06(b)	16,937,667
20,000	PB Finance Delaware, Inc. 5.35%, 10/6/06(b)	19,985,139
62,711	Preferred Receivables Funding Corp., 144A 5.26%, 10/23/06(b)	62,509,419
8,400	Prudential PLC, 144A 5.25%, 12/12/06(b)	8,311,800
30,000	Sanofi-Aventis, 144A 5.27%, 10/23/06(b)	29,903,383

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$25,000	Sheffield Receivables Corp., 144A 5.26%, 10/27/06(b)	$24,905,028
9,000	Skandinaviska Enskilda Banken AB 5.29%, 11/27/06(b)	8,999,930
33,388	St. George Bank Ltd., 144A 5.27%, 10/20/06(b)	33,295,135
5,000	Swiss Re Financial Products Corp., 144A 4.82%, 11/10/06(b)	4,973,222
10,000	5.27%, 12/6/06(b)	9,903,383
50,000	Toyota Motor Credit Corp. 5.03%, 12/20/06(b)	49,441,111
23,500	5.12%, 3/1/07(b)	22,995,324
60,000	Tulip Funding Corp., 144A 5.30%, 10/27/06(b)	59,770,333
15,000	5.28%, 10/27/06(b)	14,942,800
27,000	Windmill Funding Corp., 144A 5.27%, 10/6/06(b)	26,980,238
32,750	5.27%, 10/19/06(b)	32,663,786
9,488	5.27%, 11/1/06(b)	9,444,943
23,000	5.27%, 11/9/06(b)	22,868,565

		1,059,608,632

OTHER CORPORATE OBLIGATIONS 30.2%
22,000	American Express Credit Corp., MTN 5.32%, 3/22/07(a)	22,002,826
10,000	5.43%, 10/5/07(a)	10,001,926
10,000	BMW US Capital LLC, 144A 5.30%, 10/5/07(a)	10,000,000
74,200	Branch Banking & Trust, MTN 5.46%, 6/4/07(a)	74,237,632
22,000	Caja Madrid 5.37%, 10/19/07(a)	22,000,000
10,000	Caterpillar Financial Services Corp., MTN 5.41%, 2/12/07(a)	10,001,075
9,000	Citigroup Global Markets Holdings, Inc., MTN 5.46%, 3/16/07(a)	9,004,101
50,000	DNB Nor Bank ASA, 144A 5.32%, 10/25/07(a)	49,999,999
10,520	General Electric Capital Corp., MTN 5.48%, 3/9/07(a)	10,525,669
6,000	5.46%, 7/9/07(a)	6,000,000
6,000	5.43%, 10/17/07(a)	6,000,000
5,050	Goldman Sachs Group, Inc., MTN 5.65%, 1/9/07(a)	5,051,921
44,000	5.47%, 3/30/07(a)	44,023,534

Cash Accumulation Trust/Liquid Assets Fund	11

Portfolio of Investments

as of September 30, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$18,500	HSBC Finance Corp., MTN 5.15%, 4/15/07(a)	$18,486,708
36,900	5.32%, 10/5/07(a)	36,900,000
12,000	Irish Life & Permanent PLC, MTN, 144A 5.37%, 10/19/07(a)	11,999,984
35,000	JP Morgan Chase & Co., MTN 5.30%, 10/2/07(a)	35,000,000
25,000	Merrill Lynch & Co., Inc., MTN 5.37%, 6/15/07(a)	25,009,913
10,000	5.58%, 7/11/07(a)	10,000,000
45,000	5.31% 10/24/07(a)	45,000,000
4,000	Metropolitan Life Insurance Co. 5.40%, 10/2/06(a)(c)	4,000,000
34,000	5.38%, 4/2/07(a)(c)	34,000,000
12,000	Morgan Stanley Dean Witter & Co. 6.88%, 3/1/07(a)	12,086,707
20,000	5.35%, 10/3/07, MTN(a)	20,000,000
18,000	5.40%, 10/26/07, MTN(a)	18,007,477
40,500	National City Bank of Indiana, MTN 5.42%, 6/4/07(a)	40,515,624
10,000	Nordea Bank AB, 144A 5.34%, 10/11/07(a)	10,000,000
17,000	Paccar Financial Corp., MTN 5.33%, 10/12/07(a)	17,000,000
4,000	Royal Bank of Canada, MTN 5.36%, 10/9/07(a)	4,000,000
19,000	Skandinaviska Enskilda Banken AB, 144A 5.33%, 10/16/07(a)	19,000,000

		639,855,096

LOAN PARTICIPATION 0.5%
10,000	Cargill, Inc. 5.31%, 10/30/06(c)	10,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY 3.0%
$9,135	Federal Home Loan Banks 5.32%, 10/9/07	$9,130,586
55,000	Federal Home Loan Banks 5.56%, 8/15/07	55,000,000

		64,130,586

	Total Investments 101.9% (amortized cost $2,162,587,601)(d)	2,162,587,601
	Liabilities in excess of other assets (1.9%)	(41,337,029)

	Net Assets 100.0%	$2,121,250,572

The following annotations have been used in the Portfolio:

MTN—Medium Term Note.

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 was as follows:

Financial Services	53.6%
Commercial Banks	17.5
Asset Backed Securities	17.1
Security Brokers & Dealers	8.4
Federal Credit Agencies	3.0
Insurance	1.8
Capital Goods	0.5

101.9
Liabilities in excess of other assets	(1.9)

100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Assets and Liabilities

as of September 30, 2006

Assets
Investments, at amortized cost which approximates market value	$2,162,587,601
Receivable for Fund shares sold	63,987,403
Interest receivable	5,677,289
Prepaid expenses	3,489

Total assets	2,232,255,782

Liabilities
Payable for Fund shares reacquired	74,647,329
Payable for investments purchased	34,000,000
Dividends payable	1,888,295
Accrued expenses	429,458
Payable to custodian	19,646
Management fee payable	18,493
Deferred trustees’ fees	1,989

Total liabilities	111,005,210

Net Assets	$2,121,250,572

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$21,213
Paid-in capital, in excess of par	2,121,229,359

Net assets, September 30, 2006	$2,121,250,572

Net asset value, offering price and redemption price per share ($2,121,250,572 ÷ 2,121,250,572 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended September 30, 2006

Net Investment Income
Income
Interest	$73,708,926

Expenses
Management fee	238,000
Custodian’s fees and expenses	152,000
Registration fees	70,000
Reports to shareholders	61,000
Transfer agent’s fees and expenses (including affiliated expense of $40,900)	45,000
Trustees’ fees	28,000
Legal fees and expenses	25,000
Insurance expense	24,000
Audit fee	16,000
Miscellaneous	16,951

Total expenses	675,951

Net investment income	73,032,975

Realized Loss On Investments
Net realized loss on investment transactions	(7,103)

Net Increase In Net Assets Resulting From Operations	$73,025,872

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	15

Statement of Changes in Net Assets

	Year Ended September 30,
	2006	2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$73,032,975	$18,915,937
Net realized loss on investment transactions	(7,103)	(2,524)

Net increase in net assets resulting from operations	73,025,872	18,913,413

Dividends and distributions (Note 1)	(73,025,872)	(18,913,413)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	16,939,888,350	8,618,980,230
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	72,415,344	18,686,087
Cost of shares reacquired	(15,791,181,993)	(8,210,464,522)

Net increase in net assets from Fund share transactions	1,221,121,701	427,201,795

Total increase	1,221,121,701	427,201,795

Net Assets
Beginning of year	900,128,871	472,927,076

End of year	$2,121,250,572	$900,128,871

See Notes to Financial Statements.

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Notes to Financial Statements

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series—the National Money Market Fund and the Liquid Assets Fund. These financial statements relate to the Liquid Assets Fund (the ‘Fund’). The Financial Statements of the other series are not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by the other Mutual Funds to calculate their net asset values.

The Fund may hold up to 10% of its net assets in illiquid securities. The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Cash Accumulation Trust/Liquid Assets Fund	17

Notes to Financial Statements

Cont’d

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2006, the management costs were .02% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (‘PMFS’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distribution and Tax Information

For the years ended September 30, 2006 and 2005, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $73,025,872 and $18,913,413 respectively, was ordinary income for federal income tax purposes.

As of September 30, 2006, the accumulated undistributed earnings on a tax basis were $1,901,257 of ordinary income (includes timing difference of $1,888,295 for dividends payable).

Cash Accumulation Trust/Liquid Assets Fund	19

Notes to Financial Statements

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2006, of approximately $3,900 which expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. Additionally, the Fund elected to treat post-October capital losses of approximately $7,100 as having been incurred in the next fiscal year.

Note 5. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

SEPTEMBER 30, 2006	ANNUAL REPORT

Cash Accumulation Trust Liquid Assets Fund

Financial Highlights

Year Ended September 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.05
Dividends and distributions to shareholders	(.05)

Net asset value, end of year	$1.00

Total Return:(a)	4.77%
Ratios/Supplemental Data:
Net assets, end of year (000)	$2,121,251
Average net assets (000)	$1,493,619
Ratios to average net assets:
Expenses	.05%
Net investment income	4.89%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Year Ended September 30,
2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.03	.01	.01	.02
(.03)	(.01)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00

2.67%	1.00%	1.14%	2.04%

$900,129	$472,927	$419,174	$512,017
$679,599	$427,578	$434,433	$508,258

.13%	.23%	.28%	.23%
2.78%	1.02%	1.13%	1.99%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Cash Accumulation Trust—Liquid Assets Fund:

We have audited the accompanying statement of assets and liabilities of Cash Accumulation Trust—Liquid Assets Fund (one of the portfolios constituting Cash Accumulation Trust, hereafter referred to as the “Fund”), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended September 30, 2004, were audited by another independent registered public accounting firm whose report dated November 17, 2003, expressed an unqualified opinion there on.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 27, 2006

24	Visit our website at www.jennisondryden.com

Tax Information

(Unaudited)

As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Fund during its fiscal year ended September 30, 2006, dividends paid from net investment income of $.05 per share are taxable as ordinary income.

We wish to advise you that the corporate dividends received deduction for the Fund is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

The Fund intends to designate 100% of the ordinary income dividends as qualified interest income under The American Jobs Creation Act of 2004.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

In January 2007, you will be advised on IRS Form 1099 DIV or substitute Form 1099, as to the federal tax status of the distributions received by you in calendar year 2006. The amounts that will be reported on such form 1099 DIV will be the amounts to use on your federal income tax return and will differ from the amounts which we must report for the Fund’s fiscal year ended September 30, 2006.

Cash Accumulation Trust/Liquid Assets Fund	25

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Cash Accumulation Trust/Liquid Assets Fund (the “Fund”) is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended, (the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (54), Trustee since 2005(3) Oversees 82 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (72), Trustee since 2003(3) Oversees 86 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000 - May 2000), Chairman (January 1999 - December 1999), Chairman and Chief Executive Officer (January 1998 - December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (72), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (67), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001- June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (63), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc.; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (67), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

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Stephen G. Stoneburn (63), Trustee since 1997(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Trustee since 1999(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Trustees(1)

Judy A. Rice (58), President since 2003 and Trustee since 2000(3) Oversees 81 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (59), Vice President and Trustee since 1997(3) Oversees 158 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of American Skandia Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (53), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (48), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Cash Accumulation Trust/Liquid Assets Fund	27

Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Jack Benintende (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; formerly Senior Manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994 through June 2000).

Andrew R. French (43), Assistant Secretary since October 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since October 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

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†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Cash Accumulation Trust/Liquid Assets Fund	29

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Cash Accumulation Trust oversees the management of the Liquid Assets Fund (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Cash Accumulation Trust/Liquid Assets Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Liquid Assets Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year periods ending December 31 in relation to the group of comparable funds in a Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

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Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Board noted that PI does not receive a management fee but instead is reimbursed for its costs. The effective management fee for the Fund of 0.029% was the lowest in its Peer Group. The Board concluded that the management arrangements and subadvisory fees are reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Fund does not have a traditional management structure; it is operated at cost. Accordingly, the Board determined that the Fund, which has extremely low expenses, benefits directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent

Cash Accumulation Trust/Liquid Assets Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E    IFS-A126706    Ed. 11/2006

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended September 30, 2006 and September 30, 2005, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $30,800 and $30,800, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2006 and 2005. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2006 and 2005 was $21,300 and $51,000, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Chief Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.